Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Investments in Associates and Joint Ventures

(CAD$ in millions)	NuevaUnión	Other	Total
At January 1, 2017	$946	$66	$1,012
Contributions	43	4	47
Changes in foreign exchange rates	(64)	1	(63)
Share of income	4	2	6
Share of other comprehensive loss	—	(1)	(1)
Acquisition of AQM Copper Inc.	—	(58)	(58)

At December 31, 2017	$929	$14	$943
Contributions	48	—	48
Changes in foreign exchange rates	83	—	83
Share of loss	(2)	(1)	(3)
At December 31, 2018	$1,058	$13	$1,071